Loss per share (Summary of reconciliation between the number of basic and fully diluted shares outstanding) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings (loss) per share
Weighted daily average of Common shares	170,953,374	166,645,546
Dilutive effect of stock options	0	0
Dilutive effect of warrants	0	0
Weighted average number of diluted shares	170,953,374	166,645,546
Number of anti-dilutive stock options and warrants excluded from fully diluted loss per share calculation	6,745,100	8,403,000